Stock-Based Compensation - Classification of stock-based compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 997,979	$ 105,341	$ 1,913,096	$ 1,789	$ 122,032	$ 392,566
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	129,464	4,381	346,516	(70,058)	(64,919)	65,096
Selling, general and administrative costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 868,515	$ 100,960	$ 1,566,580	$ 71,847	$ 186,950	$ 327,470